13. Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible assets

	Concession right	Transmission lines for Achiras and La Castellana wind farms		Other	Total
Cost	ARS 000	ARS 000		ARS 000	ARS 000

12-31-2017	7,904,747	-		712,025	8,616,772
Transfers	-	596,301	(1)	-	596,301
12-31-2018	7,904,747	596,301		712,025	9,213,073

Amortization

01-01-2017	5,514,245	-		700,887	6,215,132
Amortization for the year	413,037	-		-	413,037
12-31-2017	5,927,282	-		700,887	6,628,169
Amortization for the year	329,578	20,096		-	349,674
12-31-2018	6,256,860	20,096		700,887	6,977,843

Net book value

12-31-2018	1,647,887	576,205		11,138	2,235,230
12-31-2017	1,977,465	-		11,138	1,988,603

(1) Transferred from property, plant and equipment. See Note 2.2.7.

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, until December 29, 2023. The Group amortizes such intangible asset based on straight-line basis over the remaining life of the concession agreement.

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

-	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

-	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government our concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: December 29, 2023;

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2018, 2017 and 2016, the fees and royalties amounted 214,333, 203,007 and 101,318, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras and La Castellana

As mentioned in Note 2.2.7, the Group finished the construction of wind farms La Castellana and Achiras, whereby it was agreed to construct high and medium tension lines and the electrical substation to connect the wind farms to SADI, a part of which were given to the companies transporting the energy in accordance with the respective contracts; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for an amount of 596,301, which were transferred from property, plant and equipment to intangible assets.